Goodwill and Intangible Assets - Schedule of Changes in Carrying Amounts of Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Finite-lived Intangible Assets [Roll Forward]
Beginning balance			$ 27,782,000
Additions			99,964,000
Amortization	$ (2,700,000)	$ 0	(3,512,000)	$ 0	$ (318,054)
Foreign exchange			(771,000)
Ending balance	123,463,000		123,463,000		27,782,000
Total fair value of identifiable intangible assets					27,875,000
Trade Names
Finite-lived Intangible Assets [Roll Forward]
Beginning balance			7,064,723
Additions			25,025,000
Amortization			(792,000)
Ending balance	31,298,000		31,298,000		7,064,723
Total fair value of identifiable intangible assets					$ 7,150,000
Estimated useful lives (in years)					10 years
Technology and Intellectual Property
Finite-lived Intangible Assets [Roll Forward]
Beginning balance			10,705,000
Additions			51,939,000
Amortization			(2,037,000)
Foreign exchange			(771,000)
Ending balance	59,836,000		59,836,000		$ 10,705,000
Total fair value of identifiable intangible assets					$ 10,825,000
Estimated useful lives (in years)					10 years
Customer Relationships
Finite-lived Intangible Assets [Roll Forward]
Beginning balance			10,012,500
Additions			23,000,000
Amortization			(683,000)
Ending balance	$ 32,329,000		$ 32,329,000		$ 10,012,500
Total fair value of identifiable intangible assets					$ 10,125,000
Estimated useful lives (in years)					10 years